Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net loss (income) attributable to Global Mofy AI Limited		$ (50,635,111)	$ 5,039,635
Denominator:
Basic	[1]	721,129	84,414
Diluted	[1]	726,837	115,704
Basic	[1]	$ (70.22)	$ 59.7
Diluted	[1]	$ (69.66)	$ 43.56
Class A Ordinary Shares [Member]
Denominator:
Basic		644,858	98,740
Diluted		644,858	98,740
Basic		$ (69.66)	$ 43.56
Diluted		$ (69.66)	$ 43.56
Class B Ordinary Shares [Member]
Denominator:
Basic		81,979	16,964
Diluted		81,979	16,964
Basic		$ (69.66)	$ 43.56
Diluted		$ (69.66)	$ 43.56

[1]	Retrospectively adjusted to reflect the effect of a 50-to-1 reverse stock split effective June 11, 2026 (see Note 10).